FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2017
Disclosure of financial expenses [Abstract]
FINANCIAL EXPESNES
NOTE 18 –  FINANCIAL EXPENSES:

Financial expenses consists of:

	Year ended December 31,
	2017	2016
	$ in thousand

Interest on shareholders loans	229	82
Exchange rate expenses (income), net	3	(13)
Bank fees	3	2
Financial expenses	235	71